Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Furniture & Fittings	$ 77,698	$ 94,928	$ 63,211
Total property and equipment	77,698	94,928
Balance	94,928
Balance	77,698	94,928
Plant and equipment [Member]
IfrsStatementLineItems [Line Items]
Furniture & Fittings - at cost	72,410	69,210
Less: Accumulated depreciation	(59,339)	(56,002)
Furniture & Fittings	13,071	13,208
Balance	13,208	10,189
Additions	3,200	2,110
Disposals
Depreciation expense	(3,337)	(909)
Depreciation expense	3,337	909
Balance	13,071	13,208
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Furniture & Fittings - at cost	111,047	95,612
Less: Accumulated depreciation	(82,269)	(54,929)
Furniture & Fittings	28,778	40,683
Balance	40,683
Additions	15,435	12,687
Disposals
Depreciation expense	(38,628)	(23,975)
Depreciation expense	38,628	23,975
Balance	28,778	40,683
Balance at beginning of year	51,971	51,971
Balance at end of the year	28,778	40,683
Office equipment [member]
IfrsStatementLineItems [Line Items]
Furniture & Fittings - at cost	2,090	2,090
Less: Accumulated depreciation	(1,508)	(1,313)
Furniture & Fittings	582	777
Balance	777	1,036
Additions
Disposals
Depreciation expense	(195)	(259)
Depreciation expense	195	259
Balance	582	777
Furnitrue and fittings [member]
IfrsStatementLineItems [Line Items]
Furniture & Fittings - at cost	49,537	49,537
Less: Accumulated depreciation	(14,270)	(9,277)
Furniture & Fittings	35,267	40,260
Balance	40,260	45,224
Additions
Disposals
Depreciation expense	(4,993)	(4,964)
Depreciation expense	4,993	4,964
Balance	$ 35,267	$ 40,260